Export Prepayment Agreement - changes (Details) - Export prepayment agreement $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Export Prepayment Agreement
Balance at the beginning	$ 0
Addition	82,318
Interest expense	155
Foreign exchange	(416)
Transactions costs	(3,951)
Cumulative translation adjustment	(668)
Balance at the end	$ 77,438